Related Party Transactions - Additional Information (Details)			1 Months Ended			12 Months Ended
	Jun. 30, 2019 USD ($)	Sep. 26, 2017 USD ($) installment	Sep. 30, 2019 USD ($)	Aug. 31, 2019 USD ($)	Jul. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 13, 2019 USD ($)
Related Party Transaction [Line Items]
Debt instrument, outstanding amount						$ 56,876,000	$ 55,785,000	$ 55,824,000
Mc Bride Matters | McBride
Related Party Transaction [Line Items]
Cash payable for wage claims		$ 60,000
Payments to related party						$ 117,247
Rimland Matters
Related Party Transaction [Line Items]
Cash payable of claims for breach of employment agreement									$ 85,000
Rimland Matters | First Installment
Related Party Transaction [Line Items]
Monthly cash paid of claims for breach of employment agreement	$ 25,000
Rimland Matters | Second Installment
Related Party Transaction [Line Items]
Monthly cash paid of claims for breach of employment agreement	$ 25,000
Rimland Matters | Third Installment
Related Party Transaction [Line Items]
Monthly cash paid of claims for breach of employment agreement					$ 11,667
Rimland Matters | Fourth Installment
Related Party Transaction [Line Items]
Monthly cash paid of claims for breach of employment agreement				$ 11,667
Rimland Matters | Fifth Installment
Related Party Transaction [Line Items]
Monthly cash paid of claims for breach of employment agreement			$ 11,667
Unsecured Negotiable Promissory Note | Mc Bride Matters
Related Party Transaction [Line Items]
Stated interest rate on loans		4.00%
Number of monthly installments | installment		24
Debt instrument, periodic payment		$ 13,027
Unsecured Negotiable Promissory Note | Mc Bride Matters | McBride
Related Party Transaction [Line Items]
Debt instrument, outstanding amount		$ 300,000